PREPAID LAND LEASES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Prepaid Land and Leases [Line Items]
Amortization of Deferred Leasing Fees	$ 244,948	$ 157,504	$ 171,204
Prepaid Land Leases Total	0	2,118,147
Pledged Assets, Not Separately Reported, Real Estate	$ 6,517,385	$ 10,803,737